ACCOUNTING RULES AND METHODS - Summary of Information about Geographical Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenues from external customers	€ 194	€ 128	€ 246
Non-current assets	3,177	25,845	29,679
France
Disclosure of geographical areas [line items]
Revenues from external customers	60	0	61
Non-current assets	3,140	6,325	8,414
United States
Disclosure of geographical areas [line items]
Revenues from external customers	134	128	185
Non-current assets	€ 37	€ 19,520	€ 21,265